Parent Company Only Condensed Financial Information (Details)	12 Months Ended
Mar. 31, 2024
Parent Company Only Condensed Financial Information [Line Items]
Subsidiaries exceed percentage	25.00%
PRC Subsidiaries [Member]
Parent Company Only Condensed Financial Information [Line Items]
Subsidiaries exceed percentage	25.00%